UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gruss Asset Management, L.P.
Address: 667 Madison Avenue
         New York, NY  10021

13F File Number:  28-06219

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
Title:     VP, Gruss & Co Inc, GP of Gruss Asset Mgmt LP
Phone:     212-688-1500

Signature, Place, and Date of Signing:

      /s/  Howard Guberman     New York, NY     August 09, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $205,655 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLETE INC                     COM              018522102        8    40000 SH  CALL SOLE    01              40000        0        0
AT&T WIRELESS SVCS INC         COM              00209A106    36516  2550000 SH       SOLE    01            2550000        0        0
AT&T WIRELESS SVCS INC         COM              00209A106        0  2100000 SH  PUT  SOLE    01            2100000        0        0
BANK OF AMERICA CORPORATION    COM              060505104     2984    35261 SH       SOLE    01              35261        0        0
CHARTER ONE FINL INC           COM              160903100    14583   330000 SH       SOLE    01             330000        0        0
CIMA LABS INC                  COM              171796105        0    22600 SH  CALL SOLE    01              22600        0        0
CITIZENS COMMUNICATIONS CO     COM              17453B101      285   100000 SH  PUT  SOLE    01             100000        0        0
E M C CORP MASS                COM              268648102     1565   137250 SH       SOLE    01             137250        0        0
EVERGREEN RES INC              COM NO PAR       299900308    23561   583200 SH       SOLE    01             583200        0        0
GREENPOINT FINL CORP           COM              395384100    14546   366400 SH       SOLE    01             366400        0        0
INTERCEPT INC                  COM              45845L107     2048   125000 SH       SOLE    01             125000        0        0
INTERCEPT INC                  COM              45845L107      113   125000 SH  PUT  SOLE    01             125000        0        0
INVISION TECHNOLOGIES INC      COM              461851107        0    20000 SH  CALL SOLE    01              20000        0        0
J P MORGAN CHASE & CO          COM              46625H100      420   120000 SH  CALL SOLE    01             120000        0        0
JDS UNIPHASE CORP              COM              46612J101       94    24826 SH       SOLE    01              24826        0        0
JOHNSON & JOHNSON              COM              478160104    17005   305304 SH       SOLE    01             305304        0        0
JOHNSON OUTDOORS INC           CL A             479167108     2431   125000 SH       SOLE    01             125000        0        0
LIBERTY MEDIA CORP NEW         COM SER A        530718105     3596   400000 SH       SOLE    01             400000        0        0
LYONDELL CHEMICAL CO           COM              552078107     2282   131250 SH       SOLE    01             131250        0        0
MANDALAY RESORT GROUP          COM              562567107    18190   265000 SH       SOLE    01             265000        0        0
MANULIFE FINL CORP             COM              56501R106    15265   376925 SH       SOLE    01             376925        0        0
MAXWELL SHOE INC               CL A             577766108     7776   334600 SH       SOLE    01             334600        0        0
NEWS CORP LTD                  SP ADR PFD       652487802     2619    79647 SH       SOLE    01              79647        0        0
NORANDA INC                    COM              655422103     4277   250000 SH       SOLE    01             250000        0        0
NORANDA INC                    COM              655422103       12   150000 SH  PUT  SOLE    01             150000        0        0
OPEN TEXT CORP                 COM              683715106     2542    79685 SH       SOLE    01              79685        0        0
POWERWAVE TECHNOLOGIES INC     COM              739363109      276    35810 SH       SOLE    01              35810        0        0
PRICE COMMUNICATIONS CORP      COM NEW          741437305    10118   685500 SH       SOLE    01             685500        0        0
SERENA SOFTWARE INC            COM              817492101      214    11233 SH       SOLE    01              11233        0        0
ST PAUL TRAVELERS INC          COM              792860108     1333    32887 SH       SOLE    01              32887        0        0
STELMAR SHIPPING LTD           COM              V8726M103     1658    50000 SH       SOLE    01              50000        0        0
TRANSOCEAN INC                 ORD              G90078109      870    30058 SH       SOLE    01              30058        0        0
TYCO INTL LTD NEW              COM              902124106     3771   113784 SH       SOLE    01             113784        0        0
UNIVISION COMMUNICATIONS INC   CL A             914906102     1810    56673 SH       SOLE    01              56673        0        0
US ONCOLOGY INC                COM              90338W103       39   195000 SH  PUT  SOLE    01             195000        0        0
VIACOM INC                     CL B             925524308     3261    91299 SH       SOLE    01              91299        0        0
VIVENDI UNIVERSAL              SPON ADR NEW     92851S204     2251    80687 SH       SOLE    01              80687        0        0
WAYPOINT FINL CORP             COM              946756103     5656   205000 SH       SOLE    01             205000        0        0
WELLPOINT HEALTH NETWORK NEW   COM              94973H108     1680    15000 SH       SOLE    01              15000        0        0